STOCKHOLDERS' EQUITY (Details) - $ / shares	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Balance - Number of Options (Beginning balance)	200,000	1,020,000
Forfeited - Number of Options	(200,000)	(820,000)
Balance - Number of Options (Ending balance)	0	200,000
Balance - Weighted Average Exercise Price (Beginning balance)	$ 0.6	$ 0.6
Forfeited - Weighted Average Exercise Price	0.6	0.6
Balance - Weighted Average Exercise Price (Ending balance)	$ 0	$ 0.6